Covid 19 Government Support Loans (Details Narrative) - USD ($)	May 03, 2020	Apr. 15, 2020	Apr. 09, 2020
Paycheck Protection Program [Member]
Statement Line Items [Line Items]
Loans received	$ 186,747	$ 31,404
Debt interest rate	1.00%	5.00%
Debt term	2 years	3 years
Canada Emergency Business Account [Member]
Statement Line Items [Line Items]
Canada emergency business account, description			The Canadian government launched the Canada Emergency Business Account ("CEBA") which is intended to support businesses during COVID-19 by providing interest free financing of up to $31,404 (CA$40,000) until December 31, 2022. If 75% of the loan is repaid by December 31, 2022, the loan recipient will be eligible for a loan forgiveness of the remaining 25% of the amount loaned.